Annual Total Returns - Fidelity® Tax-Exempt Money Market Fund [BarChart] - 10.31 Fidelity Tax-Exempt Money Market Fund Premium PRO-09 - Fidelity® Tax-Exempt Money Market Fund	Dec. 30, 2020
Bar Chart Table:
Annual Return, Inception Date	Apr. 06, 2015
Fidelity Tax-Exempt Money Market Fund-Premium Class
Bar Chart Table:
Annual Return 2016	0.24%
Annual Return 2017	0.58%
Annual Return 2018	1.17%
Annual Return 2019	1.31%